Consolidated Statements of Comprehensive Loss (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,226)	$ (8,063)	$ (27,466)	$ (8,141)
Available for sale securities - net unrealized loss	(126)	(59)	(57)	(15)
Total other comprehensive loss	(126)	(59)	(57)	(15)
Comprehensive loss attributable to Caladrius Biosciences, Inc. common stockholders	$ (4,352)	$ (8,122)	$ (27,523)	$ (8,165)